Quarterly Report
December 31, 2020
MFS®  Pennsylvania
Municipal Bond Fund
MPA-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.3%
Airport Revenue – 4.5%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$249,370
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	1,375,000	1,751,516
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	907,305
Philadelphia, PA, Airport Rev., “C-1”, VRDN, 0.13%, 6/15/2025	5,000,000	5,000,000
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	61,809
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	73,706
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	50,709
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	89,526
		$8,183,941
General Obligations - General Purpose – 6.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$350,000	$341,726
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,090,780
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	242,994
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	65,000	72,878
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	79,388
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,650,000	1,130,250
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	329,723
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	100,189
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,425,238
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	1,112,279
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	581,410
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	481,426
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,273,200
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	25,000	25,343
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	167,691
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,257,570
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,254,270
State of Illinois, 5.5%, 5/01/2039	125,000	151,255
State of Illinois, 5.75%, 5/01/2045	115,000	139,685
State of Illinois, “A”, 4%, 12/01/2033	30,000	32,218
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	440,000	548,412
		$11,837,925
General Obligations - Schools – 11.4%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$486,016
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	726,360
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,149,230
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,204,420
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,055,970
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	963,850
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,357,667
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	874,418
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,857,870
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	598,764
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,684,215
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,077,430
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,851,150
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,778,940
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,745,850
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,247,030
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,111,230
		$20,770,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 17.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2047	$580,000	$693,036
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,249,340
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	505,235
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,531,365
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	1,113,310
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	1,000,000	1,240,230
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	990,539
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	526,010
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	2,113,458
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	1,146,010
Dubois, PA Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	602,650
Dubois, PA Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,202,850
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,181,810
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	530,390
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031 (Prerefunded 7/01/2021)	165,000	169,767
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041 (Prerefunded 7/01/2021)	150,000	154,425
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	911,812
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,216,520
Lehigh County, PA, Hospital Authority, General Purpose Refunding Rev. (Health Network), “A”, 4%, 7/01/2039	1,000,000	1,174,830
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,090
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	1,200,970
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,198,190
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	597,245
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,196,480
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,182,120
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,023,050
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	576,845
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	909,662
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,182,390
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,159,120
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032 (Prerefunded 1/01/2022)	500,000	526,835
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2029	100,000	124,176
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,626,870
		$30,782,630
Healthcare Revenue - Long Term Care – 3.7%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$514,545
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), “A”, 5%, 1/01/2039	1,000,000	1,142,660
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	842,550
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	528,350
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	556,240
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	304,091
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	291,915
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	538,375
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	537,130
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	531,615
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	418,740
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	518,485
		$6,724,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.2%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$281,328
Industrial Revenue - Other – 1.3%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,362,040
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	392,574
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	115,000	128,604
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	400,000	456,340
		$2,339,558
Miscellaneous Revenue - Other – 0.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$155,497
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	871,612
		$1,027,109
Multi-Family Housing Revenue – 1.4%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$974,091	$1,107,941
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,426,113
		$2,534,054
Sales & Excise Tax Revenue – 2.6%
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	$60,000	$71,303
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	158,135
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	155,045
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	25,000	31,605
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	60,000	77,113
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	68,971
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	87,806
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	62,108
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	39,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	38,417
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,446,000	1,611,422
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	397,696
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	125,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	75,861
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,659
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	48,969
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,643
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	407,662
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	364,459
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	925,076
		$4,761,143
Secondary Schools – 3.0%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$562,720
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	564,355
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	1,000,000	1,115,290
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	1,039,401
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	517,300
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	557,410
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	585,535
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	441,216
		$5,383,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$765,000	$860,686
Single Family Housing - State – 2.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$710,000	$793,638
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “2019-128A”, 3.65%, 10/01/2032	1,000,000	1,095,400
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	480,000	506,985
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	1,150,000	1,265,207
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	430,000	486,554
		$4,147,784
State & Local Agencies – 7.8%
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	$1,000,000	$1,230,230
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	655,000	753,086
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036 (Prerefunded 6/01/2022)	1,500,000	1,602,105
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,251,270
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	679,239
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	155,000	185,605
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	340,000	414,307
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	570,000	685,225
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2049	965,000	1,025,091
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	1,015,000	1,081,005
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,520,508
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	304,850
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,216,630
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,169,590
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,057,530
		$14,176,271
Student Loan Revenue – 0.2%
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	$325,000	$402,529
Tax - Other – 1.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	$300,000	$327,960
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	500,000	539,830
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	778,283
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	133,241
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	69,351
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	210,034
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	155,000	156,810
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	725,177
		$2,940,686
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$524,315
Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$145,047
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	210,621
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	395,000	446,860
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,055,000	312,853
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	755,000	772,901
		$1,888,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 1.8%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,286,739
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,749,750
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	160,999
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	125,627
		$3,323,115
Transportation - Special Tax – 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$145,000	$147,503
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	275,365
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	835,097
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	240,000	255,763
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	845,977
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	82,636
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	96,073
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	55,000	58,810
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	20,000	20,234
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	545,000	550,717
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	413,905
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	185,000	206,889
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	100,000	121,742
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	50,000	49,999
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	235,000	260,728
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	70,000	84,551
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	256,304
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	85,000	103,479
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	85,000	100,699
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,043,970
		$5,810,441
Universities - Colleges – 8.6%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$2,706,396
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	595,830
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,339,020
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,001,740
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,160,340
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	1,124,600
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	754,356
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	2,208,097
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	868,260
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	926,535
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	524,840
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,145,870
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	93,256
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,292
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,194,570
		$15,669,002
Universities - Dormitories – 1.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,220,652
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	1,000,000	1,006,990
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	80,000	89,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	$500,000	$522,360
		$2,839,277
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$365,000	$374,125
Utilities - Municipal Owned – 1.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$107,158
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	117,662
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	585,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	314,925
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	44,413
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	20,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	113,400
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	11,925
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	121,125
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	197,837
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	64,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	52,488
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	52,487
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	161,500
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	75,000	80,195
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	155,000	165,459
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,044
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	75,525
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	85,050
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	76,950
		$2,540,731
Utilities - Other – 0.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$75,000	$105,710
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	444,864
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	253,426
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	255,864
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	75,000	80,271
		$1,140,135
Water & Sewer Utility Revenue – 12.0%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	$500,000	$605,480
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 5%, 6/01/2032	300,000	404,685
Allegheny County, PA, Sanitation Authority Sewer Rev., “A”, 4%, 6/01/2033	250,000	310,563
Allegheny County, PA, Sanitation Authority Sewer Rev., “B”, 5%, 6/01/2032	550,000	741,923
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,043,970
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	2,334,600
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,174,950
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,200,320
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	531,340
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,251,910
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,149,822
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,762,005
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	122,516
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	254,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	$1,000,000	$1,185,820
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	595,540
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,238,380
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,263,100
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	906,106
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	500,000	669,545
Pittsburgh, PA, Water and Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	3,085,575
		$21,832,356
Total Municipal Bonds		$173,095,756
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$500,000	$144,011
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	6,720,843	$6,720,843

Other Assets, Less Liabilities – 0.9%		1,714,736
Net Assets – 100.0%		$181,675,346
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,720,843 and $173,239,767, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,160,930, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$173,095,756	$—	$173,095,756
U.S. Corporate Bonds	—	144,011	—	144,011
Mutual Funds	6,720,843	—	—	6,720,843
Total	$6,720,843	$173,239,767	$—	$179,960,610
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,584,086	$44,280,286	$40,143,096	$(744)	$311	$6,720,843
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,761	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Pennsylvania	76.5%
Puerto Rico	6.4%
Tennessee	1.8%
California	1.7%
New Jersey	1.7%
New York	1.7%
Illinois	1.6%
Maryland	1.0%
Colorado	0.7%
Michigan	0.7%
Texas	0.7%
Guam	0.6%
Ohio	0.6%
Alabama	0.3%
Louisiana	0.2%
Indiana	0.1%
Nebraska	0.1%
Virginia	0.1%
Florida (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.